Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000127985 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000127985 | 05589K509 | BNY Mellon Floating Rate Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000127985 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000127985 | 316175108 | Fidelity Government Portfolio Institutional Class, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000127985 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000127985 | 46141Q584 | Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127985 | 00770X758 | Medalist Partners MBS Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000127985 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127985 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127985 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127985 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000127985 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000121122 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000121122 | 05589K509 | BNY Mellon Floating Rate Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000121122 | 19248X307 | Cohen & Steers Preferred Securities and Income Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121122 | 316175108 | Fidelity Government Portfolio Institutional Class, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000121122 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000121122 | 46141Q584 | Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121122 | 00770X758 | Medalist Partners MBS Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121122 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000121122 | 884891201 | Thompson Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121122 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121122 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000121122 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	72.00%